Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities Related To Associates And Joint Ventures
Schedule of changes in provision related to dam failure

Total
Balance on December 31, 2022	3,321
Addition to the provision due to change in estimates	1,200
Monetary and present value adjustments	198
Disbursements	(553)
Translation adjustments	261
Balance on December 31, 2023	4,427

Schedule of financial information of Samarco

	December 31, 2023	December 31, 2022
Current assets	532	454
Non-current assets	3,590	2,748
Total Assets	4,122	3,202

Current liabilities	3,342	10,808
Non-current liabilities	12,179	7,401
Total Liabilities	15,521	18,209
Negative reserves	(11,399)	(15,007)

Net income for the year ended	2,669	11